Income Tax - Reconciliation of Income Taxes at Statutory Rates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Earnings (loss) for the year	$ (6,739,120)	$ (5,457,763)	$ (1,749,870)
Expected income tax (recovery)	(821,664)	(337,114)	(181,189)
Change in statutory, foreign tax, foreign exchange rates and other	9,519	(11,013)	(51,491)
Permanent Difference	181,257	9,093	86,824
Provision to NOLs	181,755
Change in unrecognized deductible temporary differences	$ 449,133	$ 339,034	$ 145,856